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September 16, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN.: Debra O'Neal Johnson
       Document Control - EDGAR

RE: RiverSource Series Trust
       Columbia Marsico Flexible Capital Fund

    Post-Effective Amendment No. 14
    File No. 333-131683/811-21852

Dear Ms. O'Neal:

Pursuant to Rule 461, Columbia Management Investment Distributors, Inc., the Principal Underwriter, respectively requests that the effective date of the above-mentioned Amendment to Registration Statement be accelerated and declared effective on September 22, 2010, or as soon as practicable thereafter.

Sincerely,

Columbia Management Investment
Distributors, Inc.
(Principal Underwriter)


/s/ Scott R. Plummber
-------------------------------------
Scott R. Plummer
Vice President, Chief Counsel and
Assistant Secretary